Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Transactions in Derivative Financial Instruments	In order to manage these risks and as described hereunder, the Company executes transactions in derivative financial instruments. Presented hereunder is the composition of the derivatives:
	For the year ended December
	2023	2022
	€ in thousands
Derivatives presented under current assets
Swap contracts	275	273
	275	273

Derivatives presented under non-current assets
Swap contracts	607	1,488
Financial power swap	10,341	-
	10,948	1,488

Derivatives presented under current liabilities
Financial power swap	(4,643)	(33,183)
	(4,643)	(33,183)

Derivatives presented under non-current liabilities
Financial power swap	-	(28,354)
	-	(28,354)

Schedule of Forward and Swap Contracts	The following table sets forth the details of the Company’s financial power swap and swap contracts with banking institutions:
	December 31, 2023
	Currency/	Currency/
	linkage/interest rate	linkage/interest rate	Date of	Fair value - € in
	receivable	Payable	expiration	thousand

Euro 17.6 million interest swap transaction for a period of 18 years, semi-annually.	Euribor 6 months	Fixed 1%	December 20, 2037	882
Financial power swap- electricity price swap fixed for float	Electricity price in Spain	Fixed price	September 30, 2030	5,698

Schedule of Contractual Maturities of Financial Liabilities	The following are the contractual maturities of financial liabilities at undiscounted amounts and based on the spot rates at the reporting date, including estimated interest payments. This disclosure excludes the impact of netting agreements:
	December 31, 2023
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	2-3 years	4-5 years	5 years
	€ in thousands
Non-derivative financial liabilities

Long-term loans, including current maturities	281,938	375,334	21,883	41,743	59,691	252,017

Debentures	140,087	158,051	41,100	72,088	30,738	14,125

Lease liabilities	24,380	47,011	1,916	3,895	3,903	37,297

Trade payables, other accounts payable and Other long-term liabilities	14,496	14,496	13,703	793	-	-
	460,901	594,892	78,602	118,519	94,332	303,439
	December 31, 2022
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	2-3 years	4-5 years	5 years
	€ in thousands
Non-derivative financial liabilities

Long term loans, including current maturities	273,863	363,553	30,392	42,547	43,381	247,233

Debentures	110,428	141,140	22,878	62,710	55,552	-

Lease liabilities	22,750	35,911	1,630	3,233	3,194	27,854

Trade payables, other accounts payable and Other long-term liabilities	15,144	15,144	13,518	813	813	-
	422,185	555,748	68,418	109,303	102,940	275,087

Derivative finance liabilities

Financial power swap	61,537	61,537	33,183	26,424	(2,666)	4,596

Schedule of Company's Exposure to Linkage and Foreign Currency Risk	The Company’s exposure to linkage and foreign currency risk was as follow:
	December 31, 2023
	Non-monetary/ Non finance	NIS (*)	USD	EURO	Total
	€ in thousands

Current assets:
Cash and cash equivalents	-	34,990	4,199	11,938	51,127
Short term deposits	-	997	-	-	997
Restricted cash	-	-	-	810	810
Intangible asset from green certificates	553	-	-	-	553
Trade and other receivables	2,584	2,660	-	6,748	11,992
Assets of disposal groups classified as held for sale	28,297	-	-	-	28,297
Non-current assets:
Investments in equity accounted investees	31,772	-	-	-	31,772
Advances on account of investments	898	-	-	-	898
Fixed assets	407,982	-	-	-	407,982
Right-of-use asset	30,967	-	-	-	30,967
Restricted cash and deposits	-	3,558	-	13,828	17,386
Deferred tax	8,677	-	-	-	8,677
Long term receivables	9,350	1,096	-	-	10,446
Derivatives	-	-	-	10,948	10,948
Current liabilities:
Current maturities of long-term bank loans	-	-	-	(9,784)	(9,784)
Current maturities of long-term loans	-	-	-	(5,000)	(5,000)
Current maturities of debentures	-	(35,200)	-	-	(35,200)
Trade payables	-	(832)	(154)	(4,263)	(5,249)
Other payables	(553)	(9,445)	-	(861)	(10,859)
Current maturities of derivatives	-	-	-	(4,643)	(4,643)
Current maturities of lease liabilities	-	(105)	(10)	(585)	(700)
Liabilities of disposal groups classified as held for sale	(17,142)	-	-	-	(17,142)
Non-current liabilities:
Long-term lease liabilities	-	(3,176)	(2,150)	(18,354)	(23,680)
Long-term loans	-	(69,685)	-	(168,096)	(237,781)
Other long-term bank loans	-	(8,452)	-	(20,921)	(29,373)
Debentures	-	(104,887)	-	-	(104,887)
Deferred tax	(2,516)	-	-	-	(2,516)
Other long-term liabilities	-	(939)	-	-	(939)
Total exposure in statement of financial position in respect of financial assets and financial liabilities	500,869	(189,420)	1,885	(188,235)	125,099

	December 31, 2022
	Non-monetary/ Non finance	NIS (*)	USD	EURO	Total
	€ in thousands

Current assets:
Cash and cash equivalents	-	30,359	55	16,044	46,458
Marketable securities	-	-	2,836	-	2,836
Restricted cash	-	-	-	900	900
Receivable from concession project	-	1,799	-	-	1,799
Trade and other receivables	2,174	4,694	16	5,798	12,682
Non-current assets:
Investments in equity accounted investees	23,976	6,053	-	-	30,029
Advances on account of investments	2,328	-	-	-	2,328
Receivable from concession project	-	24,795	-	-	24,795
Fixed assets	365,756	-	-	-	365,756
Right-of-use asset	30,020	-	-	-	30,020
Intangible asset	4,094	-	-	-	4,094
Restricted cash and deposits	-	5,607	-	14,585	20,192
Deferred tax	23,510	-	-	-	23,510
Long term receivables	7,840	1,171	-	259	9,270
Derivatives	-	-	-	1,488	1,488
Current liabilities:
Current maturities of long-term bank loans	-	(2,091)	-	(10,724)	(12,815)
Current maturities of long-term loans	-	-	-	(10,000)	(10,000)
Current maturities of debentures	-	(18,714)	-	-	(18,714)
Trade payables	-	(123)	-	(4,381)	(4,504)
Other payables	-	(6,107)	-	(5,100)	(11,207)
Current maturities of derivatives	-	-	-	(33,183)	(33,183)
Current maturities of lease liabilities	-	(193)	-	(552)	(745)
Non-current liabilities:
Long-term lease liabilities	-	(4,740)	-	(17,265)	(22,005)
Long-term loans	-	(13,495)	-	(215,971)	(229,466)
Other long-term bank loans	-	(7,538)	-	(14,044)	(21,582)
Debentures	-	(91,714)	-	-	(91,714)
Deferred tax	(6,770)	-	-	-	(6,770)
Derivatives	-	-	-	(28,354)	(28,354)
Other long-term liabilities	-	(2,021)	-	-	(2,021)
Total exposure in statement of financial position in respect of financial assets and financial liabilities	452,928	(72,258)	2,907	(300,500)	83,077
(*)	Including items linked to the Israeli CPI

Schedule of Significant Exchange Rates	Information regarding significant exchange rates:
	For the year ended December 31
	Rate of		Rate of
	Change		Change
	%	Dollar	%	NIS
1 Euro in 2023	3.7	1.106	6.9	4.012
1 Euro in 2022	(5.8)	1.066	6.6	3.753

Schedule of Sensitivity Analysis of Equity	The analysis assumes that all other variables, in particular interest rates, remain constant.
	December 31, 2023
	Increase	Decrease
	Equity	Equity
	€ thousands
Change in the exchange rate of:
5% in the USD	(90)	99
5% in NIS	(9,471)	9,471
	December 31, 2022
	Increase	Increase
	Equity	Equity
	€ thousands
Change in the exchange rate of:
5% in the USD	155	(155)
5% in NIS	(963)	963

Schedule of Change in Interest Rate Profit (Loss)	A change in interest rate would have increased (decreased) the profit in the financial statements by the amounts shown below:
	December 31,
	2023	2022
	Profit or loss	Profit or loss
	€ in thousands
Increase of 1%	736	161
Increase of 3%	2,204	520
Decrease of 1%	(734)	(196)
Decrease of 3%	(2,201)	(556)

Schedule of Fair Values of the Other Financial Liabilities	The fair values of the other financial liabilities, together with the carrying amounts shown in the statement of financial position, are as follows:
	December 31, 2023
		Fair value			Valuation techniques	Inputs used to
	Carrying				for determining	determine
	amount	Level 1	Level 2	Level 3	fair value	fair value
	€ in thousands
Non-current liabilities:
Debentures	140,087	134,464	-	-
Loans from banks and others (including current maturities)	281,938	-	231,057	-	Discounting future cash flows by the market interest rate on the date of measurement.	See Note 21F(2)
	422,025	134,464	231,057	-
	December 31, 2022
		Fair value			Valuation techniques	Inputs used to
	Carrying				for determining	determine
	amount	Level 1	Level 2	Level 3	fair value	fair value
	€ in thousands
Non-current liabilities:
Debentures	110,428	102,957	-	-
Loans from banks and others (including current maturities)	273,863	-	217,073	-	Discounting future cash flows by the market interest rate on the date of measurement.	See Note 21F(2)
	384,291	102,957	217,073	-

Schedule of Interest Rates Used to Discount Estimated Cash Flows	The interest rates used to discount estimated cash flows, when applicable, are based on the government yield curve at the reporting date plus an adequate credit spread, and were as follows:
December 31,
	2023	2022
%
Non-current liabilities:
Loans from banks	Discount rate of Euribor+ 2% with a zero floor	Discount rate of Euribor+ 2% with a zero floor
Loans from banks	fixed rate for several years 3.1%-6% Linkage to Euribor	fixed rate for 5 years 2.65%-4.5% Linkage to Euribor
Loans from banks	2.58%-4.78% Linkage to Consumer price index in Israel	2.58% Linkage to Israeli CPI
Loans from banks	Floating interest rate based on the Bank of Israel Rate plus a spread of 4.35%.	Floating interest rate based on the Bank of Israel Rate plus a spread of 4.35%.
Loans from banks	fixed rate of 2.58%-3.03%	fixed rate 2.58%-3.03%
Loans from others	Euribor+ 5.27%	Euribor+ 5.27%
Loans from others	7% Linkage to Consumer price index in Israel and fixed rate of 5.5%	7% Linkage to Israeli CPI and fixed rate of 5.5%

Schedule of Fair Values Hierarchy	Level 3 - Inputs that are not based on observable market data (unobservable inputs).
	December 31, 2023
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Swap contracts	-	882	-	882	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Financial power swap	-	-	5,698	5,698	Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.
	December 31, 2022
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Marketable securities	2,836	-	-	2,836	Market price.
Swap contracts	-	1,761	-	1,761	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Financial power swap	-	-	(61,537)	(61,537)	Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.

Schedule of Reconciliation Financial Instruments Carried at Fair Value	The table hereunder presents reconciliation from the beginning balance to the ending balance of financial instruments carried at fair value in level 3 of the fair value hierarchy:
	Financial assets
	Dori Energy loan
	€ in thousands

Balance as at January 1, 2022	(20,894)

Total income recognized in profit or loss	49,679	*

Total income recognized in other comprehensive income	(90,322	)*

Balance as at December 31, 2022	(61,537)

Total income recognized in profit or loss	13,777

Total income recognized in other comprehensive income	53,548

Balance as at December 31, 2023	5,698
*	Reclassified